Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings per share [abstract]
Basic loss for the period	£ (31,214)	£ (35,476)	£ (104,828)	£ (79,644)
Diluted loss for the period	£ (31,214)	£ (35,476)	£ (104,828)	£ (79,644)
Basic weighted average number of shares (in shares)	124,511,492	122,674,016	123,844,172	121,851,437
Diluted weighted average number of shares (in shares)	124,511,492	122,674,016	123,844,172	121,851,437
Basic loss per share (GBP per share)	£ (0.25)	£ (0.29)	£ (0.85)	£ (0.65)
Diluted loss per share (GBP per share)	£ (0.25)	£ (0.29)	£ (0.85)	£ (0.65)